EMPLOYEE BENEFIT PLANS (Details 6) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
SUPPLEMENTAL SALARY DEFERRAL PLAN AND SUPPLEMENTAL EXECUTIVE RETIREMENT PLAN
Maximum percentage of salary which participant can defer under Huntsman supplemental deferral plan	75.00%
Carrying amount of assets included in other noncurrent assets	$ 26	$ 24
Deferred compensation expense	$ 1	1	$ 1
STOCK-BASED INCENTIVE PLAN
Authorized number of shares to be granted under the Stock Incentive Plan	37.2
U.S. Other Postretirement Benefit Plans
DEFINED CONTRIBUTION PLANS
Total defined contribution expense	$ 23	15	14
Non-U.S. Other Postretirement Benefit Plans
DEFINED CONTRIBUTION PLANS
Total defined contribution expense	$ 13	$ 14	$ 14
Money purchase pension plan
DEFINED CONTRIBUTION PLANS
Employer contribution limit (as a percent of compensation)	8.00%
Salary deferral plan
DEFINED CONTRIBUTION PLANS
Employer contribution limit (as a percent of compensation)	2.00%
Employer matching contribution as a percentage of employee's contribution	50.00%
Salary deferral plan | Non-U.S. Other Postretirement Benefit Plans
DEFINED CONTRIBUTION PLANS
Employer contribution limit (as a percent of compensation)	15.00%
Salary deferral plan for new hires
DEFINED CONTRIBUTION PLANS
Employer contribution limit (as a percent of compensation)	4.00%
Employer matching contribution as a percentage of employee's contribution	100.00%
Period of service, to be achieved by the employees, to receive additional matching percentage	6 years
Salary deferral plan for new hires | Non-U.S. Other Postretirement Benefit Plans
DEFINED CONTRIBUTION PLANS
Employer contribution limit (as a percent of compensation)	12.00%
Huntsman UK Pension Plan | Non-U.S. Other Postretirement Benefit Plans
DEFINED CONTRIBUTION PLANS
Transition period for contributions	5 years